Financial Assets and liabilities - Summary of Reconciliation of Level 3 fair value measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Balance	$ 1,118,499
Total change in fair value of warrants:
Balance	1,193,919	$ 1,118,499
Warrants [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Balance	2,544	362
Total change in fair value of warrants:
Loss from changes in the fair value of warrants	30,350	2,182
Other equity instruments	(32,894)	0
Balance	$ 0	$ 2,544